Notes Payable - Schedule of Notes Payable (Details) (USD $)	Dec. 31, 2013		Dec. 31, 2012		Sep. 19, 2011	Apr. 27, 2007
Total notes payable	$ 921,723		$ 954,154		$ 105,797	$ 250,000
Less: Current maturities	774,089		772,431
Amount due after one year	147,634		181,723
Note Payable - Originating April 2, 2008; No Monthly Payments Required; Bearing Interest At 8%; Matured October 2, 2008 [Member]
Total notes payable	118,000	[1]	118,000	[1]
Note Payable - Originating May 30, 2008; No Monthly Payments Required; Bearing Interest At 8%; Matured November 30, 2008 [Member]
Total notes payable	282,000	[1]	282,000	[1]
Note Payable - Originating June 16, 2008; No Monthly Payments Required; Bearing Interest At 8%; Matured December 16, 2008 [Member]
Total notes payable	250,000	[1]	250,000	[1]
Notes Payable - Originating October 2, 2008 through December 1, 2008; No Monthly Payments Required; Bearing Interest At 8%; Matured April 2, 2009 through June 1, 2009 [Member]
Total notes payable	90,000	[1]	90,000	[1]
Note Payable - Originating September 19, 2011; Requiring 84 Monthly Payments Of $3,533 Commencing November 1, 2011; Bearing Interest At 5%; Maturing October 1, 2018 [Member]
Total notes payable	$ 181,723		$ 214,154

[1]	note in default as of respective maturity date.